SCHEDULE OF SUMMARY OF THE WARRANT ACTIVITY (Details) shares in Thousands				6 Months Ended	12 Months Ended
	Oct. 04, 2022 $ / shares	Jun. 14, 2021 $ / shares	Feb. 17, 2021 $ / shares	Jun. 30, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share Capital
Number of warrants, outstanding, beginning balance | shares				362,955
Average exercise price, outstanding, beginning balance				$ 21.32
Weighted average remaining contractual term in years, outstanding				1 year 8 months 26 days	2 years 2 months 26 days
Number of warrants, exercisable, beginning balance | shares				362,955
Average exercise price, exercisable, beginning balance				$ 21.32
Weighted average remaining contractual term in years, exercisable				1 year 8 months 26 days	2 years 2 months 26 days
Number of warrants, Issued	0.58	3.15	4.45	1,300,000
Average exercise price, Issued				$ 1.10
Number of warrants, expired | shares				1,410,853
Average exercise price, Exercised				$ 1.05
Number of warrants, Warrants buy back | shares				202,032
Average exercise price, warrants buy back
Number of warrants, Expired | shares
Average exercise price, Expired
Number of warrants, outstanding, ending balance | shares				50,070	362,955
Average exercise price, outstanding, ending balance				$ 34.79	$ 21.32
Number of warrants, outstanding, ending balance | shares				50,070	362,955
Average exercise price, ending balance				$ 34.79	$ 21.32